Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	dvs24_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS VARIABLE SERIES II
DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

DWS Unconstrained Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs24_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS VARIABLE SERIES II
DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.